Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc.
2.40%, 03/01/31	$3,006	$2,703,951
2.60%, 08/01/31	4,982	4,526,925
		7,230,876
Aerospace & Defense — 2.0%
Boeing Co.(The)
3.63%, 02/01/31	8,537	8,228,698
6.39%, 05/01/31	6,065	6,581,480
General Dynamics Corp., 2.25%, 06/01/31(a)	2,796	2,536,742
Howmet Aerospace, Inc., 4.85%, 10/15/31	2,855	2,929,419
L3Harris Technologies, Inc.
1.80%, 01/15/31	4,230	3,756,192
5.25%, 06/01/31	4,355	4,529,813
Lockheed Martin Corp., 4.70%, 12/15/31(a)	3,530	3,631,604
RTX Corp.
1.90%, 09/01/31	6,070	5,344,254
6.00%, 03/15/31	5,990	6,446,019
		43,984,221
Agriculture — 1.5%
BAT Capital Corp.
2.73%, 03/25/31(a)	7,600	7,010,565
5.83%, 02/20/31	5,130	5,441,954
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	6,415	5,904,214
3.20%, 04/21/31	2,955	2,782,935
Philip Morris International, Inc.
4.75%, 11/01/31	4,645	4,728,993
5.13%, 02/13/31	7,575	7,835,816
		33,704,477
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	2,816	2,769,769
Auto Manufacturers — 4.9%
American Honda Finance Corp.
1.80%, 01/13/31	3,448	3,043,532
4.45%, 01/08/31(a)	3,080	3,078,268
4.85%, 10/23/31	4,395	4,473,676
5.05%, 07/10/31(a)	4,805	4,932,583
Cummins, Inc., 4.70%, 02/15/31(a)	4,450	4,540,027
Ford Motor Co., 7.45%, 07/16/31(a)	6,515	7,240,700
Ford Motor Credit Co. LLC
3.63%, 06/17/31	6,085	5,622,369
6.05%, 03/05/31(a)	6,150	6,351,708
6.05%, 11/05/31(a)	7,650	7,900,251
General Motors Financial Co., Inc.
2.35%, 01/08/31	6,325	5,701,882
2.70%, 06/10/31(a)	6,163	5,604,931
4.60%, 01/08/31	2,940	2,939,856
5.60%, 06/18/31	6,160	6,427,691
5.75%, 02/08/31	5,922	6,221,345
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	9,510	11,232,557
Toyota Motor Corp., 2.36%, 03/25/31(a)	2,504	2,289,321
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,580	3,167,381
1.90%, 09/12/31(a)	3,068	2,697,986
4.60%, 10/10/31	4,645	4,706,410
5.10%, 03/21/31	5,560	5,766,865
Security	Par (000)	Value
Auto Manufacturers (continued)
Series B, 4.20%, 01/10/31	$3,950	$3,941,179
		107,880,518
Banks — 3.3%
Banco Santander SA
2.96%, 03/25/31	5,050	4,673,580
5.44%, 07/15/31	8,930	9,353,725
Bank of Montreal, 5.51%, 06/04/31	5,025	5,270,216
Bank of New York Mellon Corp.(The)
1.65%, 01/28/31(a)	3,129	2,772,405
1.80%, 07/28/31	3,112	2,734,110
Bank of Nova Scotia (The), 2.15%, 08/01/31	4,101	3,651,889
Cooperatieve Rabobank UA/New York, 4.16%, 01/14/31	385	383,651
Mizuho Financial Group, Inc., 2.56%, 09/13/31	6,181	5,535,295
National Australia Bank Ltd./New York, 4.15%, 01/13/31	205	204,806
Royal Bank of Canada, 2.30%, 11/03/31	9,073	8,172,792
State Street Corp., 2.20%, 03/03/31	5,882	5,297,722
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	3,295	2,899,719
2.22%, 09/17/31	6,135	5,441,756
5.42%, 07/09/31	5,620	5,864,868
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	5,485	4,895,115
4.41%, 01/13/31	395	396,094
Westpac Banking Corp., 2.15%, 06/03/31	6,077	5,484,309
		73,032,052
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 01/23/31	4,307	4,449,955
Coca-Cola Co.(The)
1.38%, 03/15/31	7,625	6,684,859
2.00%, 03/05/31	4,662	4,223,095
Constellation Brands, Inc., 2.25%, 08/01/31	6,240	5,550,649
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	2,837	2,537,827
Series 10, 5.20%, 03/15/31	3,435	3,527,392
PepsiCo, Inc.
1.40%, 02/25/31(a)	5,347	4,692,922
1.95%, 10/21/31	6,455	5,734,083
		37,400,782
Biotechnology — 0.9%
Amgen, Inc., 2.30%, 02/25/31(a)	7,608	6,914,313
Biogen, Inc., 5.05%, 01/15/31	2,655	2,732,117
Illumina, Inc., 2.55%, 03/23/31	3,383	3,073,401
Royalty Pharma PLC
2.15%, 09/02/31(a)	3,839	3,390,976
4.45%, 03/25/31	3,710	3,702,169
		19,812,976
Building Materials — 1.1%
Carrier Global Corp., 2.70%, 02/15/31(a)	4,558	4,225,743
CRH America Finance, Inc., 4.40%, 02/09/31	6,055	6,057,646
Eagle Materials, Inc., 2.50%, 07/01/31	4,210	3,817,346
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31	3,125	2,756,111
Martin Marietta Materials, Inc., 2.40%, 07/15/31	5,571	5,025,213
Masco Corp., 2.00%, 02/15/31	3,673	3,251,845
		25,133,904

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 1.0%
Air Products and Chemicals, Inc., 4.75%, 02/08/31(a)	$3,538	$3,625,728
Dow Chemical Co. (The), 4.80%, 01/15/31	3,965	3,950,780
Ecolab, Inc., 1.30%, 01/30/31(a)	3,780	3,290,284
LYB International Finance III LLC, 5.13%, 01/15/31(a)	1,385	1,391,795
NewMarket Corp., 2.70%, 03/18/31	2,526	2,313,008
PPG Industries, Inc., 4.38%, 03/15/31(a)	3,665	3,652,219
Sherwin-Williams Co. (The), 4.80%, 09/01/31	2,850	2,911,428
		21,135,242
Commercial Services — 0.8%
Equifax, Inc., 2.35%, 09/15/31(a)	6,175	5,508,932
Global Payments, Inc., 2.90%, 11/15/31	4,827	4,328,655
Moody's Corp., 2.00%, 08/19/31(a)	3,520	3,130,281
Quanta Services, Inc., 4.50%, 01/15/31(a)	2,430	2,430,969
S&P Global, Inc., 4.25%, 01/15/31(a)(b)	2,735	2,729,734
		18,128,571
Computers — 3.1%
Accenture Capital, Inc., 4.25%, 10/04/31	7,105	7,104,313
Apple, Inc.
1.65%, 02/08/31	16,141	14,409,423
1.70%, 08/05/31(a)	5,877	5,201,359
CGI, Inc., 2.30%, 09/14/31	2,736	2,421,943
Dell International LLC/EMC Corp., 4.50%, 02/15/31	7,560	7,537,949
Fortinet, Inc., 2.20%, 03/15/31(a)	3,328	2,985,737
Gartner, Inc., 4.95%, 03/20/31(a)	2,010	2,017,519
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	7,610	7,669,414
HP, Inc., 2.65%, 06/17/31	6,139	5,538,397
IBM International Capital Pte Ltd., 4.75%, 02/05/31(a)	3,505	3,566,181
International Business Machines Corp., 4.30%, 02/03/31	3,000	2,998,347
Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	3,758	3,423,840
Leidos, Inc., 2.30%, 02/15/31	4,133	3,722,176
		68,596,598
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies, Inc. (The), 1.95%, 03/15/31(a)	3,745	3,340,931
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	5,977	5,397,670
Unilever Capital Corp., 1.75%, 08/12/31	5,020	4,422,360
		13,160,961
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31	4,655	4,813,461
Air Lease Corp., 5.20%, 07/15/31	3,485	3,549,122
Ally Financial, Inc., 8.00%, 11/01/31	15,258	17,281,360
Apollo Global Management, Inc., 4.60%, 01/15/31	2,775	2,787,799
Blue Owl Finance LLC, 3.13%, 06/10/31	4,520	4,098,102
Brookfield Finance, Inc., 2.72%, 04/15/31	3,455	3,167,652
Charles Schwab Corp.(The)
1.65%, 03/11/31	4,574	4,014,535
1.95%, 12/01/31(a)	5,243	4,609,582
2.30%, 05/13/31	4,575	4,146,597
Intercontinental Exchange, Inc.
4.20%, 03/15/31	2,705	2,698,450
5.25%, 06/15/31	4,932	5,149,395
Jefferies Financial Group, Inc., 2.63%, 10/15/31	6,373	5,672,330
Lazard Group LLC, 6.00%, 03/15/31	2,710	2,874,966
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard, Inc.
1.90%, 03/15/31(a)	$3,088	$2,773,888
2.00%, 11/18/31	3,872	3,446,986
Nasdaq, Inc., 1.65%, 01/15/31(a)	4,437	3,928,521
Nomura Holdings, Inc., 2.61%, 07/14/31	6,360	5,743,219
ORIX Corp., 2.25%, 03/09/31(a)	3,012	2,711,118
Synchrony Financial, 2.88%, 10/28/31	4,894	4,368,509
Visa, Inc., 1.10%, 02/15/31(a)	5,824	5,073,386
Western Union Co. (The), 2.75%, 03/15/31(a)	2,284	2,102,685
		95,011,663
Electric — 8.0%
AES Corp. (The), 2.45%, 01/15/31(a)	5,474	4,978,476
Alabama Power Co., Series C, 4.30%, 03/15/31	2,965	2,967,364
Ameren Corp., 3.50%, 01/15/31(a)	4,888	4,699,983
Appalachian Power Co., Series AA, 2.70%, 04/01/31	3,242	2,972,723
Arizona Public Service Co., 2.20%, 12/15/31	2,770	2,436,104
Atlantic City Electric Co., 2.30%, 03/15/31	2,113	1,918,011
Baltimore Gas & Electric Co., 2.25%, 06/15/31(a)	3,452	3,121,068
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	3,084	2,691,747
Black Hills Corp., 4.55%, 01/31/31	3,065	3,063,524
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31	2,498	2,264,405
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	2,414	2,145,673
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/31	5,279	4,825,318
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	185	178,315
4.40%, 01/15/31(a)	2,420	2,414,330
5.00%, 02/01/31(b)	45	45,623
Consumers Energy Co., 4.50%, 01/15/31(a)	3,075	3,106,880
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31	2,384	2,132,067
Dominion Energy, Inc., Series C, 2.25%, 08/15/31(a)	5,127	4,578,156
DTE Electric Co., Series C, 2.63%, 03/01/31	3,760	3,487,417
Duke Energy Carolinas LLC, 2.55%, 04/15/31(a)	3,222	2,969,404
Duke Energy Corp., 2.55%, 06/15/31	5,956	5,428,355
Duke Energy Florida LLC, 2.40%, 12/15/31	3,731	3,368,753
Duke Energy Progress LLC, 2.00%, 08/15/31	3,858	3,429,430
Emera U.S. Finance LP, 2.64%, 06/15/31	3,047	2,757,427
Entergy Corp., 2.40%, 06/15/31	3,968	3,563,374
Entergy Louisiana LLC, 3.05%, 06/01/31	2,152	2,017,819
Entergy Texas, Inc., 1.75%, 03/15/31	3,836	3,385,811
Eversource Energy
2.55%, 03/15/31	2,296	2,087,622
5.85%, 04/15/31	4,325	4,563,376
Exelon Corp., 5.13%, 03/15/31	3,200	3,306,145
Georgia Power Co., 4.85%, 03/15/31	4,680	4,797,603
Jersey Central Power & Light Co., 4.40%, 01/15/31(b)	3,365	3,354,356
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,586	2,231,246
1.65%, 06/15/31	2,060	1,790,453
5.00%, 02/07/31(a)	2,545	2,628,817
Northern States Power Co./MN, 2.25%, 04/01/31	2,475	2,245,937
NSTAR Electric Co., 1.95%, 08/15/31(a)	1,899	1,672,887
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,665	2,336,162

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
2.50%, 02/01/31	$12,046	$10,888,765
3.25%, 06/01/31(a)	6,060	5,639,600
PacifiCorp
5.30%, 02/15/31(a)	4,185	4,309,116
7.70%, 11/15/31(a)	2,011	2,300,923
Progress Energy, Inc.
7.00%, 10/30/31	2,427	2,717,600
7.75%, 03/01/31	3,872	4,432,298
Public Service Co. of Colorado
1.88%, 06/15/31	4,748	4,182,255
Series 35, 1.90%, 01/15/31	2,535	2,255,161
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	2,081	1,868,073
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	2,524	2,238,914
Public Service Electric & Gas Co., 1.90%, 08/15/31	2,325	2,051,485
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/31(a)	2,465	2,458,144
Public Service Enterprise Group, Inc., 2.45%, 11/15/31(a)	4,389	3,934,283
Southern California Edison Co.
5.45%, 06/01/31(a)	4,695	4,860,053
Series G, 2.50%, 06/01/31	2,698	2,428,881
Tampa Electric Co., 2.40%, 03/15/31	2,515	2,288,205
Virginia Electric & Power Co., 2.30%, 11/15/31(a)	2,967	2,644,034
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,805	1,580,619
Wisconsin Public Service Corp., 4.25%, 01/15/31(a)	1,855	1,852,938
Xcel Energy, Inc., 2.35%, 11/15/31	1,883	1,673,554
		178,567,062
Electronics — 1.5%
Amphenol Corp., 2.20%, 09/15/31	4,596	4,109,098
Avnet, Inc., 3.00%, 05/15/31	2,087	1,894,288
Honeywell International, Inc.
1.75%, 09/01/31(a)	8,837	7,729,582
4.95%, 09/01/31	2,982	3,086,143
Hubbell, Inc., 2.30%, 03/15/31(a)	1,667	1,521,429
Jabil, Inc., 3.00%, 01/15/31(a)	4,007	3,720,509
TD SYNNEX Corp., 2.65%, 08/09/31	3,190	2,873,595
Tyco Electronics Group SA, 4.50%, 02/09/31(a)	4,060	4,096,604
Vontier Corp., 2.95%, 04/01/31	3,845	3,527,900
		32,559,148
Environmental Control — 0.6%
Republic Services, Inc., 1.45%, 02/15/31	4,120	3,597,335
Waste Management, Inc.
1.50%, 03/15/31(a)	6,243	5,454,644
4.95%, 07/03/31	4,355	4,502,084
		13,554,063
Food — 1.8%
Campbell's Company.(The), 4.55%, 03/21/31	3,015	2,994,332
Flowers Foods, Inc., 2.40%, 03/15/31	3,334	2,929,477
General Mills, Inc., 2.25%, 10/14/31	3,401	3,019,696
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/31(a)	3,524	3,347,308
Kellanova, Series B, 7.45%, 04/01/31	3,843	4,401,568
Kraft Heinz Foods Co., 4.25%, 03/01/31	2,559	2,535,195
Security	Par (000)	Value
Food (continued)
Kroger Co.(The)
1.70%, 01/15/31	$3,315	$2,919,940
7.50%, 04/01/31	2,761	3,140,999
McCormick & Co., Inc./MD, 1.85%, 02/15/31(a)	3,289	2,908,211
Mondelez International, Inc., 1.50%, 02/04/31	3,184	2,783,220
Pilgrim's Pride Corp., 4.25%, 04/15/31	6,108	5,955,252
Sysco Corp., 2.45%, 12/14/31	2,819	2,528,962
		39,464,160
Forest Products & Paper — 0.4%
Georgia-Pacific LLC, 8.88%, 05/15/31	2,486	3,003,420
Suzano Austria GmbH, 3.75%, 01/15/31	7,188	6,786,786
		9,790,206
Gas — 0.7%
Atmos Energy Corp., 1.50%, 01/15/31(a)	3,446	3,024,963
National Fuel Gas Co., 2.95%, 03/01/31	3,294	3,011,695
NiSource, Inc., 1.70%, 02/15/31	4,616	4,057,435
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	2,245	2,049,827
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	3,179	2,811,990
		14,955,910
Hand & Machine Tools — 0.1%
Kennametal, Inc., 2.80%, 03/01/31	1,945	1,788,055
Health Care - Products — 1.9%
Agilent Technologies, Inc., 2.30%, 03/12/31	5,322	4,823,047
Baxter International, Inc., 1.73%, 04/01/31	4,365	3,752,240
GE HealthCare Technologies, Inc., 4.80%, 01/15/31	4,220	4,285,106
Revvity, Inc.
2.25%, 09/15/31	3,207	2,830,583
2.55%, 03/15/31	2,505	2,272,992
Solventum Corp., 5.45%, 03/13/31(a)	6,270	6,540,258
STERIS Irish FinCo UnLtd Co, 2.70%, 03/15/31	3,888	3,590,850
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	6,360	5,666,066
4.20%, 03/01/31	3,570	3,559,841
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	4,712	4,253,935
		41,574,918
Health Care - Services — 4.5%
Banner Health, 1.90%, 01/01/31	3,015	2,702,232
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,859	1,674,148
Centene Corp.
2.50%, 03/01/31	11,199	9,682,470
2.63%, 08/01/31	6,667	5,728,151
Cigna Group(The)
2.38%, 03/15/31	8,968	8,126,499
5.13%, 05/15/31(a)	4,550	4,693,847
CommonSpirit Health, 5.21%, 12/01/31	3,570	3,682,665
Elevance Health, Inc.
2.55%, 03/15/31	6,285	5,736,206
4.95%, 11/01/31	4,750	4,842,261
HCA, Inc.
2.38%, 07/15/31	5,205	4,659,346
5.45%, 04/01/31	10,575	10,993,779
Humana, Inc., 5.38%, 04/15/31	9,189	9,413,947
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	3,191	2,928,478
OhioHealth Corp., 2.30%, 11/15/31	2,989	2,685,808
Quest Diagnostics, Inc., 2.80%, 06/30/31(a)	3,498	3,224,161

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group, Inc.
2.30%, 05/15/31(a)	$9,134	$8,236,613
4.65%, 01/15/31(a)	4,675	4,733,280
4.90%, 04/15/31	6,144	6,293,710
		100,037,601
Holding Companies - Diversified — 2.4%
Apollo Debt Solutions BDC
5.70%, 01/23/31(b)	2,250	2,237,292
6.70%, 07/29/31	5,910	6,162,091
Ares Capital Corp.
3.20%, 11/15/31(a)	4,278	3,792,265
5.10%, 01/15/31(a)	3,990	3,921,186
5.25%, 04/12/31	2,990	2,942,583
Ares Strategic Income Fund
5.15%, 01/15/31(b)	3,100	3,018,225
5.55%, 04/15/31(b)	2,345	2,318,584
Bain Capital Specialty Finance, Inc., 5.95%, 03/01/31	1,375	1,351,415
Blackstone Private Credit Fund
5.35%, 03/12/31	2,550	2,490,658
6.25%, 01/25/31	3,150	3,208,079
Blackstone Secured Lending Fund, 5.13%, 01/31/31	3,130	3,062,573
Blue Owl Credit Income Corp., 6.65%, 03/15/31	4,685	4,794,113
Blue Owl Technology Finance Corp., 6.13%, 01/23/31(a)	1,000	984,323
Carlyle Secured Lending, Inc., 5.75%, 02/15/31	1,635	1,607,261
FS KKR Capital Corp., 6.13%, 01/15/31(a)	2,040	1,975,016
Goldman Sachs Private Credit Corp., 5.88%, 01/31/31(b)	1,990	1,971,865
Golub Capital Private Credit Fund, 5.60%, 04/15/31(b)	2,005	1,979,089
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	3,275	3,358,068
MSD Investment Corp., 6.13%, 02/05/31(b)	1,425	1,417,929
		52,592,615
Home Builders — 0.1%
Sekisui House U.S., Inc., 2.50%, 01/15/31	1,798	1,607,530
Household Products & Wares — 0.2%
Church & Dwight Co., Inc., 2.30%, 12/15/31(a)	2,448	2,182,648
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	2,908	2,606,219
		4,788,867
Insurance — 2.8%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,647	2,341,526
2.60%, 12/02/31	3,292	2,974,410
Aon North America, Inc., 5.30%, 03/01/31(a)	4,350	4,528,687
Arthur J Gallagher & Co., 2.40%, 11/09/31(a)	2,843	2,538,215
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	3,364	3,162,576
Athene Holding Ltd., 3.50%, 01/15/31(a)	3,704	3,512,794
Brown & Brown, Inc., 2.38%, 03/15/31	4,720	4,237,740
Enstar Group Ltd., 3.10%, 09/01/31	3,296	2,957,263
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,939	2,777,621
Fidelity National Financial, Inc., 2.45%, 03/15/31(a)	4,167	3,729,449
First American Financial Corp., 2.40%, 08/15/31	4,376	3,831,116
Jackson Financial, Inc., 3.13%, 11/23/31	3,521	3,203,140
Lincoln National Corp., 3.40%, 01/15/31(a)	3,307	3,138,822
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc.
2.38%, 12/15/31	$2,668	$2,395,217
4.85%, 11/15/31	6,195	6,342,833
Primerica, Inc., 2.80%, 11/19/31(a)	4,054	3,685,734
Stewart Information Services Corp., 3.60%, 11/15/31	2,903	2,621,019
Willis North America, Inc., 4.55%, 03/15/31	4,330	4,325,228
		62,303,390
Internet — 2.6%
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	7,605	6,906,895
Amazon.com, Inc., 2.10%, 05/12/31	17,520	15,809,397
AppLovin Corp., 5.38%, 12/01/31(a)	6,490	6,707,817
Baidu, Inc., 2.38%, 08/23/31(a)	1,315	1,192,106
eBay, Inc., 2.60%, 05/10/31	4,779	4,364,594
Expedia Group, Inc., 2.95%, 03/15/31(a)	3,585	3,336,399
MercadoLibre, Inc., 3.13%, 01/14/31(a)	2,500	2,312,347
Meta Platforms, Inc., 4.55%, 08/15/31(a)	6,165	6,245,588
Uber Technologies, Inc., 4.15%, 01/15/31(a)	6,055	6,004,742
VeriSign, Inc., 2.70%, 06/15/31	4,429	4,026,209
		56,906,094
Iron & Steel — 0.1%
Steel Dynamics, Inc., 3.25%, 01/15/31	3,088	2,927,375
Leisure Time — 0.3%
Brunswick Corp., 2.40%, 08/18/31(a)	3,411	3,007,301
Polaris, Inc., 5.60%, 03/01/31(a)	2,630	2,670,575
		5,677,876
Lodging — 0.8%
Choice Hotels International, Inc., 3.70%, 01/15/31(a)	2,874	2,752,281
Hyatt Hotels Corp., 5.38%, 12/15/31	3,195	3,289,225
Marriott International, Inc./MD
4.50%, 10/15/31(a)	3,270	3,275,567
Series HH, 2.85%, 04/15/31	6,734	6,246,263
Sands China Ltd., 3.25%, 08/08/31(a)	3,450	3,191,317
		18,754,653
Machinery — 2.0%
Caterpillar Financial Services Corp., 4.15%, 01/08/31	2,510	2,508,578
Caterpillar, Inc., 1.90%, 03/12/31(a)	2,637	2,377,411
CNH Industrial Capital LLC, 4.38%, 03/07/31	1,845	1,829,611
Deere & Co., 7.13%, 03/03/31(a)	1,950	2,219,028
IDEX Corp., 2.63%, 06/15/31	2,993	2,730,802
Ingersoll Rand, Inc., 5.31%, 06/15/31	3,020	3,146,699
John Deere Capital Corp.
1.45%, 01/15/31	2,978	2,629,244
2.00%, 06/17/31	3,697	3,303,476
4.40%, 09/08/31	7,105	7,167,305
4.90%, 03/07/31(a)	5,461	5,629,761
nVent Finance SARL, 2.75%, 11/15/31	2,015	1,808,188
Otis Worldwide Corp., 5.13%, 11/19/31(a)	3,555	3,681,637
Rockwell Automation, Inc., 1.75%, 08/15/31	2,710	2,377,774
Xylem, Inc./New York, 2.25%, 01/30/31(a)	3,107	2,814,438
		44,223,952
Manufacturing — 0.4%
Teledyne Technologies, Inc., 2.75%, 04/01/31	6,359	5,892,014
Textron, Inc., 2.45%, 03/15/31(a)	3,243	2,940,942
		8,832,956

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31	$9,705	$8,749,466
Comcast Corp.
1.50%, 02/15/31(a)	10,833	9,451,987
1.95%, 01/15/31	9,508	8,499,163
Paramount Global, 4.95%, 01/15/31	5,796	5,542,072
Walt Disney Co. (The), 2.65%, 01/13/31	14,850	13,899,007
		46,141,695
Mining — 0.2%
Rio Tinto Alcan, Inc., 7.25%, 03/15/31	2,497	2,833,639
Yamana Gold, Inc., 2.63%, 08/15/31(a)	3,055	2,764,021
		5,597,660
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	6,319	5,899,487
Oil & Gas — 3.4%
Burlington Resources LLC, 7.20%, 08/15/31(a)	2,927	3,327,661
Cenovus Energy, Inc., 4.65%, 03/20/31	3,220	3,216,227
Devon Energy Corp., 7.88%, 09/30/31	4,105	4,749,197
Diamondback Energy, Inc., 3.13%, 03/24/31	5,236	4,906,691
EOG Resources, Inc., 4.40%, 01/15/31(a)	2,270	2,274,099
EQT Corp., 4.75%, 01/15/31	6,610	6,640,119
Helmerich & Payne, Inc., 2.90%, 09/29/31(a)	3,503	3,164,259
Hess Corp., 7.30%, 08/15/31	4,069	4,657,236
HF Sinclair Corp., 5.75%, 01/15/31	3,995	4,140,452
Occidental Petroleum Corp.
6.13%, 01/01/31	6,767	7,154,399
7.50%, 05/01/31(a)	5,360	6,036,961
7.88%, 09/15/31(a)	3,066	3,522,272
Ovintiv, Inc.
7.20%, 11/01/31	2,345	2,592,970
7.38%, 11/01/31	3,199	3,572,407
Phillips 66 Co., 5.25%, 06/15/31	7,365	7,633,978
Pioneer Natural Resources Co., 2.15%, 01/15/31	4,244	3,852,900
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	350	350,027
Valero Energy Corp., 2.80%, 12/01/31	2,836	2,592,679
		74,384,534
Packaging & Containers — 0.7%
Amcor Flexibles North America, Inc., 2.69%, 05/25/31	4,910	4,486,741
AptarGroup, Inc., 4.75%, 03/30/31	3,665	3,684,679
Berry Global, Inc., 5.80%, 06/15/31	4,865	5,146,968
WestRock MWV LLC, 7.95%, 02/15/31	1,998	2,293,356
		15,611,744
Pharmaceuticals — 4.9%
AbbVie, Inc., 4.95%, 03/15/31(a)	11,800	12,185,334
Astrazeneca Finance LLC
2.25%, 05/28/31	4,165	3,785,746
4.90%, 02/26/31	6,195	6,397,412
Becton Dickinson & Co., 1.96%, 02/11/31	6,201	5,523,666
Bristol-Myers Squibb Co.
5.10%, 02/22/31	7,540	7,833,622
5.75%, 02/01/31(a)	5,989	6,391,992
Cencora, Inc., 2.70%, 03/15/31	6,152	5,670,894
CVS Health Corp.
1.88%, 02/28/31(a)	7,489	6,590,767
2.13%, 09/15/31	5,993	5,258,719
5.25%, 01/30/31	4,665	4,812,049
5.55%, 06/01/31(a)	6,170	6,451,609
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co., 4.25%, 03/15/31(a)	$4,450	$4,471,221
Johnson & Johnson, 4.90%, 06/01/31(a)	6,215	6,463,806
Merck & Co., Inc.
2.15%, 12/10/31(a)	12,159	10,845,726
4.15%, 03/15/31	5,185	5,164,047
Novartis Capital Corp., 4.00%, 09/18/31(a)(c)	5,045	5,023,157
Pfizer, Inc., 1.75%, 08/18/31(a)	5,618	4,948,299
		107,818,066
Pipelines — 3.5%
Boardwalk Pipelines LP, 3.40%, 02/15/31	3,234	3,055,650
Cheniere Energy Partners LP, 4.00%, 03/01/31	8,954	8,719,615
Enbridge, Inc., 4.50%, 02/15/31(a)	3,200	3,199,761
Energy Transfer LP, 4.55%, 01/15/31	555	554,499
Enterprise Products Operating LLC, 4.60%, 01/15/31(a)	7,670	7,768,467
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,962	2,210,217
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	4,645	4,166,514
7.80%, 08/01/31(a)	3,202	3,713,274
MPLX LP, 4.80%, 02/15/31(a)	7,895	7,983,413
ONEOK, Inc.
4.75%, 10/15/31(a)	7,685	7,720,224
6.35%, 01/15/31	3,821	4,097,799
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 01/15/31	4,980	5,008,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31(a)	5,836	5,890,734
Western Midstream Operating LP, 4.80%, 03/01/31	3,120	3,119,505
Williams Companies, Inc.(The)
2.60%, 03/15/31	9,106	8,331,542
Series A, 7.50%, 01/15/31(a)	2,080	2,359,289
		77,898,534
Real Estate — 0.1%
CBRE Services, Inc., 2.50%, 04/01/31	3,254	2,946,972
Real Estate Investment Trusts — 9.0%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/31	4,806	4,501,819
American Assets Trust LP, 3.38%, 02/01/31	3,321	3,028,191
American Homes 4 Rent LP, 2.38%, 07/15/31	2,791	2,490,954
American Tower Corp.
2.30%, 09/15/31	4,544	4,043,103
2.70%, 04/15/31	4,825	4,436,028
AvalonBay Communities, Inc., 2.45%, 01/15/31	3,781	3,456,634
Boston Properties LP, 3.25%, 01/30/31(a)	7,694	7,220,280
Brixmor Operating Partnership LP, 2.50%, 08/16/31	3,017	2,711,463
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,270	2,014,195
COPT Defense Properties LP, 2.75%, 04/15/31(a)	3,770	3,445,019
Crown Castle, Inc.
2.10%, 04/01/31	5,815	5,138,430
2.25%, 01/15/31	6,862	6,137,574
2.50%, 07/15/31(a)	4,777	4,276,612
CubeSmart LP, 2.00%, 02/15/31	2,980	2,638,610
DOC DR LLC, 2.63%, 11/01/31	2,976	2,674,486
EPR Properties, 3.60%, 11/15/31	1,836	1,702,233
Equinix, Inc., 2.50%, 05/15/31	6,175	5,590,748
ERP Operating LP, 1.85%, 08/01/31(a)	3,163	2,796,004
Essential Properties LP, 2.95%, 07/15/31	2,597	2,376,411

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Essex Portfolio LP
1.65%, 01/15/31	$1,902	$1,659,784
2.55%, 06/15/31	1,870	1,695,935
Extra Space Storage LP
2.40%, 10/15/31	3,722	3,307,616
2.55%, 06/01/31	2,713	2,455,236
5.90%, 01/15/31	3,905	4,131,066
First Industrial LP, 5.25%, 01/15/31	3,120	3,176,831
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31	4,761	4,556,195
Healthcare Realty Holdings LP, 2.00%, 03/15/31	4,962	4,361,823
Healthpeak OP LLC, 2.88%, 01/15/31	3,913	3,633,333
Highwoods Realty LP, 2.60%, 02/01/31(a)	1,751	1,572,435
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	2,719	2,462,057
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	3,945	3,436,226
Kimco Realty OP LLC, 2.25%, 12/01/31	3,082	2,736,874
Kite Realty Group LP, 4.95%, 12/15/31	2,235	2,266,850
LXP Industrial Trust, 2.38%, 10/01/31	2,165	1,896,990
Mid-America Apartments LP, 1.70%, 02/15/31(a)	2,953	2,595,876
National Health Investors, Inc., 3.00%, 02/01/31	2,711	2,470,227
NNN REIT, Inc., 4.60%, 02/15/31(a)	3,160	3,180,597
Omega Healthcare Investors, Inc., 3.38%, 02/01/31	4,503	4,214,243
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	2,230	1,996,522
Prologis LP
1.63%, 03/15/31	2,560	2,239,785
1.75%, 02/01/31(a)	2,896	2,562,922
4.75%, 01/15/31(a)	3,030	3,094,599
Public Storage Operating Co.
2.25%, 11/09/31(a)	3,343	2,989,498
2.30%, 05/01/31	4,012	3,633,071
Rayonier LP, 2.75%, 05/17/31	2,797	2,538,110
Realty Income Corp.
3.20%, 02/15/31	2,910	2,754,633
3.25%, 01/15/31	5,635	5,353,397
Rexford Industrial Realty LP, 2.15%, 09/01/31	2,602	2,282,739
Sabra Health Care LP, 3.20%, 12/01/31	4,846	4,436,268
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	2,810	2,579,760
Simon Property Group LP
2.20%, 02/01/31	4,950	4,475,332
4.30%, 01/15/31	2,405	2,398,796
Store Capital LLC, 2.70%, 12/01/31	2,408	2,128,762
Sun Communities Operating LP, 2.70%, 07/15/31	4,613	4,189,965
Tanger Properties LP, 2.75%, 09/01/31	2,542	2,310,210
UDR, Inc., 3.00%, 08/15/31(a)	3,756	3,483,324
Ventas Realty LP, 2.50%, 09/01/31	3,165	2,846,574
VICI Properties LP, 5.13%, 11/15/31	4,800	4,854,165
Welltower OP LLC
2.75%, 01/15/31	3,776	3,512,128
2.80%, 06/01/31	4,575	4,233,301
WP Carey, Inc., 2.40%, 02/01/31	3,340	3,015,951
		200,398,800
Retail — 2.8%
AutoNation, Inc., 2.40%, 08/01/31	2,763	2,445,618
AutoZone, Inc., 1.65%, 01/15/31(a)	3,904	3,424,007
Dollar Tree, Inc., 2.65%, 12/01/31(a)	4,829	4,351,799
Ferguson Enterprises, Inc., 4.35%, 03/15/31	4,720	4,702,268
Security	Par (000)	Value
Retail (continued)
Home Depot, Inc.(The)
1.38%, 03/15/31	$7,489	$6,509,964
1.88%, 09/15/31	6,099	5,381,336
4.85%, 06/25/31(a)	5,870	6,066,040
Lowe's Companies, Inc., 2.63%, 04/01/31(a)	9,046	8,316,911
Lowe's Cos., Inc., 4.25%, 03/15/31	6,685	6,655,031
McDonald's Corp., 4.40%, 02/12/31	3,460	3,482,073
O'Reilly Automotive, Inc., 1.75%, 03/15/31	3,028	2,658,741
Ross Stores, Inc., 1.88%, 04/15/31	3,387	2,987,154
Starbucks Corp., 4.90%, 02/15/31	3,174	3,261,573
TJX Companies, Inc. (The), 1.60%, 05/15/31	3,015	2,646,535
		62,889,050
Semiconductors — 3.7%
Analog Devices, Inc., 2.10%, 10/01/31	6,261	5,563,915
Applied Materials, Inc., 4.00%, 01/15/31(a)	3,425	3,393,281
Broadcom, Inc.
2.45%, 02/15/31	16,664	15,245,623
4.30%, 01/15/31	2,885	2,882,447
5.15%, 11/15/31	9,234	9,575,600
Intel Corp.
2.00%, 08/12/31(a)	7,321	6,434,300
5.00%, 02/21/31	2,995	3,062,401
Marvell Technology, Inc., 2.95%, 04/15/31	4,413	4,086,899
Micron Technology, Inc., 5.30%, 01/15/31	6,355	6,599,244
NVIDIA Corp., 2.00%, 06/15/31	7,447	6,708,980
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 05/11/31	6,355	5,752,063
Skyworks Solutions, Inc., 3.00%, 06/01/31	2,885	2,618,808
Texas Instruments, Inc., 1.90%, 09/15/31	2,921	2,594,158
TSMC Arizona Corp., 2.50%, 10/25/31	7,420	6,763,718
		81,281,437
Software — 3.0%
Autodesk, Inc., 2.40%, 12/15/31	6,165	5,493,072
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	6,151	5,586,256
Electronic Arts, Inc., 1.85%, 02/15/31	4,274	4,132,701
Fidelity National Information Services, Inc., 2.25%, 03/01/31(a)	5,115	4,575,720
Fiserv, Inc.
4.55%, 02/15/31	4,800	4,769,950
5.35%, 03/15/31	3,418	3,507,263
Oracle Corp., 2.88%, 03/25/31	19,148	17,196,961
Roper Technologies, Inc., 1.75%, 02/15/31	6,438	5,652,346
Salesforce, Inc., 1.95%, 07/15/31	9,110	8,097,532
VMware LLC, 2.20%, 08/15/31(a)	9,086	8,087,162
		67,098,963
Telecommunications — 6.0%
AT&T, Inc.
2.75%, 06/01/31	18,446	16,957,533
4.40%, 04/30/31	7,400	7,396,566
Cisco Systems, Inc., 4.95%, 02/26/31	14,555	15,054,572
Motorola Solutions, Inc., 2.75%, 05/24/31	5,286	4,852,237
Orange SA, 9.00%, 03/01/31	14,473	17,364,626
T-Mobile USA, Inc.
2.25%, 11/15/31	6,295	5,580,579
2.55%, 02/15/31	15,204	13,901,008
2.88%, 02/15/31	6,422	5,964,948
3.50%, 04/15/31	14,425	13,777,833

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications, Inc.
1.75%, 01/20/31(a)	$13,824	$12,190,854
2.55%, 03/21/31	21,612	19,739,193
		132,779,949
Transportation — 1.9%
Canadian National Railway Co., 4.20%, 03/12/31	2,170	2,161,213
Canadian Pacific Railway Co.
2.45%, 12/02/31	8,403	7,552,749
7.13%, 10/15/31	2,343	2,651,551
FedEx Corp., 2.40%, 05/15/31(a)	5,906	5,383,928
Fedex Freight Holding Co., Inc., 4.65%, 03/15/31(b)	3,850	3,845,256
GXO Logistics, Inc., 2.65%, 07/15/31	2,518	2,274,059
Norfolk Southern Corp., 2.30%, 05/15/31	3,202	2,897,922
Union Pacific Corp., 2.38%, 05/20/31(a)	5,581	5,105,780
Walmart, Inc., 1.80%, 09/22/31(a)	11,579	10,326,817
		42,199,275
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	2,777	2,435,530
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31(a)	3,160	2,855,319
Essential Utilities, Inc., 2.40%, 05/01/31	2,208	1,998,036
		4,853,355
Total Long-Term Investments — 98.7% (Cost: $2,135,103,363)		2,188,124,092
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	145,239,313	$145,311,932
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	11,110,000	11,110,000
Total Short-Term Securities — 7.0% (Cost: $156,405,036)		156,421,932
Total Investments — 105.7% (Cost: $2,291,508,399)		2,344,546,024
Liabilities in Excess of Other Assets — (5.7)%		(127,150,995)
Net Assets — 100.0%		$2,217,395,029

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,189,576	$40,122,231 (a)	$—	$701	$(576)	$145,311,932	145,239,313	$87,930 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,830,000	—	(720,000)(a)	—	—	11,110,000	11,110,000	39,526	—
				$701	$(576)	$156,421,932		$127,456	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,188,124,092	$—	$2,188,124,092
Short-Term Securities
Money Market Funds	156,421,932	—	—	156,421,932
	$156,421,932	$2,188,124,092	$—	$2,344,546,024

Portfolio Abbreviation
REIT	Real Estate Investment Trust